Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
NEW ZEALAND | Government of New Zealand, Inland Revenue [Member]
Total	$ 40,692				$ 40,692
NEW ZEALAND | Government of New Zealand, Ministry of Business, Innovation and Employment [Member]
Total		$ 6,533	$ 278		6,811
NEW ZEALAND | Government of New Zealand, Hauraki District Council [Member]
Total			470		470
NEW ZEALAND | Government of New Zealand, Waitaki District Council [Member]
Total			431		431
NEW ZEALAND | Government of New Zealand, Energy Efficiency and Conservation Authority [Member]
Total			374		374
NEW ZEALAND | Government of New Zealand, Otago Regional Council [Member]
Total			299		299
NEW ZEALAND | Government of New Zealand, Waikato Regional Council [Member]
Total			244		244
NEW ZEALAND | Government of New Zealand, Land Transport Safety Authority [Member]
Total			194		194
NEW ZEALAND | Government of New Zealand, Fire and Emergency New Zealand Board [Member]
Total			124		124
NEW ZEALAND | Government of New Zealand, New Zealand Customs Service [Member]
Total			117		117
PHILIPPINES | Government of the Philippines, Bureau of Internal Revenue [Member]
Total	59,797				59,797
PHILIPPINES | Government of the Philippines, Mines and Geosciences Bureau [Member]
Total	8,217		39		8,256
PHILIPPINES | Local Government Unit, Mines and Geosciences Bureau [Member]
Total	6,841		14		6,855
PHILIPPINES | Provincial Government of Nueva Vizcaya, Mines and Geosciences Bureau [Member]
Total				$ 3,336	3,336
PHILIPPINES | Municipalities of Cabarroguis and Kasibu, Local barangays [Member]
Total				3,318	3,318
PHILIPPINES | Provincial Government of Quirino, Local barangays 1 [Member]
Total				3,180	3,180
PHILIPPINES | Provincial Government of Quirino, Local barangays 2 [Member]
Total				$ 1,697	1,697
PHILIPPINES | Government of the Philippines, Bureau of Customs [Member]
Total			1,367		1,367
PHILIPPINES | Local Government Unit Province of Nueva Vizcaya, Bureau of Customs [Member]
Total	1,012				1,012
UNITED STATES | U.S. Department of the Treasury, Internal Revenue Service [Member]
Total	9,625				9,625
UNITED STATES | State of South Carolina, Department of Revenue [Member]
Total	1,225				1,225
UNITED STATES | State of South Carolina, South Carolina Department of Natural Resources [Member]
Total			1,919		1,919
UNITED STATES | State of South Carolina, Department of Treasury [Member]
Total			$ 1,800		1,800
UNITED STATES | Lancaster County, South Carolina, Department of Treasury [Member]
Total	$ 2,740				$ 2,740